Interest And Marketable Securities Income	12 Months Ended
Dec. 31, 2011
Interest And Marketable Securities Income [Abstract]
Interest And Marketable Securities Income
Note 13 - Interest and marketable securities income

Interest and marketable securities income, net, consist of the following:

	Year ended December 31
	2009	2010	2011

Interest on deposits, net	$159	$61	$32
Interest on trading debt securities	45	36	27
Discount accretion and premium amortization
of held- to- maturity securities, net	(299)	15	-
Discount accretion and premium amortization
of available- for- sale securities, net	396	422	325
Profits (loss) from trading securities, net	340	164	(158)
Other	(2)	(17)	174

	$639	$681	$400